GOLDEN OAK(R) FAMILY OF FUNDS

                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7010

                              March 31, 2004


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: GOLDEN OAK(R) FAMILY OF FUNDS (the "Trust")
             Golden Oak(R) Growth Portfolio
             Golden Oak(R) Value Portfolio
             Golden Oak(R) Small Cap Value Portfolio
             Golden Oak(R) International Equity Portfolio
             Golden Oak(R) Intermediate-Term Income Portfolio
             Golden Oak(R) Michigan Tax Free Bond Portfolio
             Golden Oak(R) Prime Obligation Money Market Portfolio 1933 Act File No. 333-90412
      1940 Act File No. 811-21118

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated March 31, 2004, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 3 on March 31, 2004.

     If you have any questions regarding this certification, please contact me at (412) 288-2292.


                                                Very truly yours,



                                                /s/ C. Grant Anderson
                                                C. Grant Anderson
                                                Assistant Secretary